T. ROWE PRICE U.S. Equity Research Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  10.1%
Diversified Telecommunication Services  0.2%
AT&T  1,188,408 33,561
33,561
Entertainment  1.6%
Electronic Arts  126,748 25,565
Netflix (1) 142,432 170,764
Spotify Technology (1) 22,359 15,607
Take-Two Interactive Software (1) 14,158 3,658
TKO Group Holdings  74,899 15,127
Walt Disney  261,356 29,925
260,646
Interactive Media & Services  7.4%
Alphabet, Class A  1,110,755 270,025
Alphabet, Class C  1,783,225 434,304
Meta Platforms, Class A  654,544 480,684
1,185,013
Media  0.2%
Charter Communications, Class A (1) 27,948 7,689
Comcast, Class A  654,601 20,567
Trade Desk, Class A (1) 145,260 7,119
35,375
Wireless Telecommunication Services  0.7%
T-Mobile U.S.  467,641 111,944
111,944
Total Communication Services 1,626,539
CONSUMER DISCRETIONARY  10.5%
Automobiles  2.3%
General Motors  155,112 9,457
Tesla (1) 791,723 352,095
361,552
Broadline Retail  3.9%
Amazon.com (1) 2,733,186 600,126
eBay  175,234 15,937
616,063

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
Pool  22,577 7,000
7,000
Hotels, Restaurants & Leisure  2.0%
Booking Holdings  12,467 67,313
Chipotle Mexican Grill (1) 769,761 30,167
Darden Restaurants  36,407 6,930
Domino's Pizza  15,772 6,809
DoorDash, Class A (1) 150,460 40,924
Hilton Worldwide Holdings  127,123 32,981
Las Vegas Sands  313,758 16,877
McDonald's  266,384 80,951
Royal Caribbean Cruises  93,445 30,237
Wingstop  26,148 6,581
319,770
Household Durables  0.2%
NVR (1) 3,245 26,072
26,072
Specialty Retail  2.0%
AutoZone (1) 7,062 30,298
Bath & Body Works  92,246 2,376
Carvana (1) 18,652 7,036
Home Depot  321,457 130,251
Lowe's  147,862 37,159
O'Reilly Automotive (1) 342,862 36,964
Ross Stores  182,291 27,780
TJX  260,783 37,694
Ulta Beauty (1) 21,308 11,650
321,208
Textiles, Apparel & Luxury Goods  0.1%
NIKE, Class B  172,117 12,002
Tapestry  60,787 6,882
18,884
Total Consumer Discretionary 1,670,549
CONSUMER STAPLES  4.7%
Beverages  1.0%
Coca-Cola  1,328,341 88,096
Keurig Dr Pepper  865,296 22,074
Monster Beverage (1) 259,311 17,454

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  268,503 37,708
165,332
Consumer Staples Distribution & Retail  1.6%
Costco Wholesale  122,790 113,658
Walmart  1,307,042 134,704
248,362
Food Products  0.1%
Lamb Weston Holdings  38,751 2,251
Mondelez International, Class A  290,733 18,162
Tyson Foods, Class A  59,070 3,207
23,620
Household Products  1.0%
Colgate-Palmolive  283,590 22,670
Kimberly-Clark  157,245 19,552
Procter & Gamble  754,622 115,948
158,170
Personal Care Products  0.3%
elf Beauty (1) 64,135 8,497
Estee Lauder, Class A  162,477 14,317
Kenvue  521,027 8,456
Unilever, ADR  174,747 10,359
41,629
Tobacco  0.7%
Altria Group  438,514 28,968
Philip Morris International  517,340 83,913
112,881
Total Consumer Staples 749,994
ENERGY  3.0%
Energy Equipment & Services  0.2%
Schlumberger  871,186 29,943
29,943
Oil, Gas & Consumable Fuels  2.8%
Chevron  622,625 96,688
ConocoPhillips  580,026 54,865
Diamondback Energy  145,025 20,753
EOG Resources  170,302 19,094
EQT  224,694 12,230
Expand Energy  101,317 10,764
Exxon Mobil  1,037,224 116,947
Kinder Morgan  460,421 13,035

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ONEOK  66,574 4,858
Targa Resources  117,007 19,603
Valero Energy  245,566 41,810
Williams  487,172 30,862
441,509
Total Energy 471,452
FINANCIALS  14.0%
Banks  3.8%
Bank of America  2,809,316 144,933
Citigroup  964,172 97,863
Fifth Third Bancorp  393,226 17,518
Huntington Bancshares  1,028,712 17,766
JPMorgan Chase  740,329 233,522
KeyCorp  655,464 12,251
Popular  68,845 8,744
Truist Financial  104,572 4,781
U.S. Bancorp  715,550 34,582
Wells Fargo  365,076 30,601
Western Alliance Bancorp  83,798 7,267
609,828
Capital Markets  3.2%
Ares Management, Class A  104,447 16,700
Bank of New York Mellon  293,056 31,932
Blackrock  41,432 48,304
Blackstone  91,097 15,564
Cboe Global Markets  22,544 5,529
Charles Schwab  783,022 74,755
CME Group  169,721 45,857
Goldman Sachs Group  71,107 56,626
Intercontinental Exchange  24,846 4,186
KKR  226,650 29,453
Moody's  65,876 31,389
Morgan Stanley  282,220 44,862
Robinhood Markets, Class A (1) 119,139 17,058
S&P Global  81,315 39,577
State Street  112,872 13,094
TPG  300,715 17,276
Tradeweb Markets, Class A  203,640 22,600
514,762
Consumer Finance  0.5%
American Express  150,581 50,017

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial  145,595 30,951
80,968
Financial Services  4.4%
Apollo Global Management  188,789 25,160
Berkshire Hathaway, Class B (1) 358,564 180,264
Block (1) 626,634 45,287
Corebridge Financial  412,612 13,224
Corpay (1) 133,757 38,530
Equitable Holdings  256,558 13,028
Fiserv (1) 143,452 18,495
Global Payments  28,270 2,349
Klarna Group (1) 73,071 2,678
Mastercard, Class A  270,386 153,798
Visa, Class A  546,493 186,562
Voya Financial  286,002 21,393
700,768
Insurance  2.1%
Allstate  273,055 58,611
American International Group  476,206 37,401
Axis Capital Holdings  88,157 8,445
Chubb  264,335 74,609
Hartford Insurance Group  186,662 24,899
Marsh & McLennan  199,809 40,268
MetLife  501,077 41,274
Progressive  113,676 28,072
RenaissanceRe Holdings  94,722 24,053
337,632
Total Financials 2,243,958
HEALTH CARE  8.8%
Biotechnology  1.9%
AbbVie  534,277 123,706
Amgen  34,868 9,840
BeOne Medicines, ADR (1) 59,350 20,221
Gilead Sciences  660,959 73,366
Regeneron Pharmaceuticals  38,936 21,893
Vertex Pharmaceuticals (1) 122,702 48,055
297,081
Health Care Equipment & Supplies  1.8%
Abbott Laboratories  583,763 78,189
Boston Scientific (1) 416,143 40,628
Intuitive Surgical (1) 138,773 62,064

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Medtronic  172,031 16,384
ResMed  69,518 19,029
Stryker  141,467 52,296
Zimmer Biomet Holdings  194,978 19,205
287,795
Health Care Providers & Services  1.7%
Cardinal Health  98,634 15,482
Cencora  87,585 27,373
Cigna Group  106,319 30,646
CVS Health  521,717 39,332
Elevance Health  46,091 14,893
Humana  17,250 4,488
McKesson  26,623 20,567
Quest Diagnostics  62,397 11,892
Tenet Healthcare (1) 140,996 28,628
UnitedHealth Group  249,317 86,089
279,390
Life Sciences Tools & Services  0.9%
Danaher  279,327 55,379
IQVIA Holdings (1) 39,060 7,419
Mettler-Toledo International (1) 14,807 18,177
Thermo Fisher Scientific  129,285 62,706
143,681
Pharmaceuticals  2.5%
Bristol-Myers Squibb  232,260 10,475
Chugai Pharmaceutical, ADR (2) 361,180 7,986
Eli Lilly  233,238 177,961
Johnson & Johnson  523,229 97,017
Merck  658,627 55,279
Pfizer  594,290 15,142
Viatris  2,684,796 26,579
Zoetis  56,505 8,268
398,707
Total Health Care 1,406,654
INDUSTRIALS & BUSINESS SERVICES  7.2%
Aerospace & Defense  2.0%
Boeing (1) 289,040 62,384
General Electric  366,267 110,180
Howmet Aerospace  155,681 30,549
L3Harris Technologies  93,605 28,588
Northrop Grumman  86,873 52,934

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX  130,013 21,755
TransDigm Group  12,928 17,039
323,429
Building Products  0.4%
Carrier Global  228,136 13,620
Johnson Controls International  187,651 20,632
Trane Technologies  58,571 24,715
58,967
Commercial Services & Supplies  0.3%
Cintas  105,094 21,571
Waste Connections  72,808 12,800
Waste Management  75,905 16,762
51,133
Construction & Engineering  0.1%
API Group (1) 352,164 12,104
EMCOR Group  12,664 8,226
20,330
Electrical Equipment  0.8%
AMETEK  29,158 5,482
Emerson Electric  71,132 9,331
GE Vernova  60,535 37,223
Hubbell  63,982 27,532
Rockwell Automation  75,046 26,231
Vertiv Holdings, Class A  148,390 22,386
128,185
Ground Transportation  0.8%
Canadian National Railway  163,171 15,387
CSX  958,746 34,045
Old Dominion Freight Line  251,014 35,338
Saia (1) 69,150 20,701
Uber Technologies (1) 71,193 6,975
Union Pacific  90,415 21,371
133,817
Industrial Conglomerates  0.3%
Honeywell International  121,314 25,536
Roper Technologies  38,970 19,434
44,970
Machinery  1.9%
Caterpillar  172,485 82,301
Cummins  72,279 30,529

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deere  95,298 43,576
Dover  141,937 23,679
Esab  65,256 7,292
Fortive  307,234 15,052
Ingersoll Rand  303,332 25,061
Middleby (1) 80,958 10,762
PACCAR  32,360 3,182
Parker-Hannifin  48,198 36,541
Pentair  30,411 3,368
Stanley Black & Decker  109,095 8,109
Xylem  99,655 14,699
304,151
Passenger Airlines  0.1%
United Airlines Holdings (1) 139,717 13,483
13,483
Professional Services  0.4%
Automatic Data Processing  22,457 6,591
Booz Allen Hamilton Holding  63,042 6,301
Dayforce (1) 166,284 11,455
Equifax  62,503 16,034
SS&C Technologies Holdings  68,165 6,050
Verisk Analytics  62,378 15,689
62,120
Trading Companies & Distributors  0.1%
SiteOne Landscape Supply (1) 56,205 7,239
WW Grainger  16,974 16,176
23,415
Total Industrials & Business Services 1,164,000
INFORMATION TECHNOLOGY  35.1%
Communications Equipment  0.9%
Arista Networks (1) 353,499 51,508
Cisco Systems  897,458 61,404
Motorola Solutions  49,990 22,860
135,772
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  464,778 57,516
CDW  45,633 7,268
Jabil  14,563 3,163
Keysight Technologies (1) 248,493 43,466
TE Connectivity  125,147 27,474
Teledyne Technologies (1) 62,150 36,422

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 13,881 4,125
179,434
IT Services  0.5%
Accenture, Class A  176,311 43,478
International Business Machines  135,677 38,283
81,761
Semiconductors & Semiconductor Equipment  14.0%
Advanced Micro Devices (1) 347,057 56,150
Analog Devices  99,136 24,358
Broadcom  1,443,117 476,099
First Solar (1) 108,697 23,971
Intel (1) 809,550 27,160
KLA  44,478 47,974
Marvell Technology  221,729 18,641
Microchip Technology  215,902 13,865
Micron Technology  397,691 66,542
Monolithic Power Systems  53,967 49,684
NVIDIA  7,121,864 1,328,797
QUALCOMM  349,691 58,175
Texas Instruments  253,990 46,665
2,238,081
Software  11.8%
Adobe (1) 102,136 36,028
AppLovin, Class A (1) 76,247 54,787
Autodesk (1) 62,160 19,746
Cadence Design Systems (1) 93,406 32,810
Crowdstrike Holdings, Class A (1) 72,275 35,442
Datadog, Class A (1) 215,493 30,686
Descartes Systems Group (1) 233,057 21,961
Fair Isaac (1) 10,734 16,064
Fortinet (1) 312,542 26,279
Intuit  88,305 60,304
Microsoft  2,157,935 1,117,702
Monday.com (1) 26,343 5,102
Oracle  469,692 132,096
Palantir Technologies, Class A (1) 579,187 105,655
Palo Alto Networks (1) 270,645 55,109
PTC (1) 73,224 14,866
Salesforce  177,640 42,101
ServiceNow (1) 61,167 56,291
Synopsys (1) 16,852 8,315

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Workday, Class A (1) 46,142 11,108
1,882,452
Technology Hardware, Storage & Peripherals  6.8%
Apple  4,249,237 1,081,983
Dell Technologies, Class C  69,985 9,922
1,091,905
Total Information Technology 5,609,405
MATERIALS  1.8%
Chemicals  1.0%
CF Industries Holdings  77,767 6,976
Corteva  185,369 12,536
Dow  126,732 2,906
Ecolab  72,100 19,745
Linde  177,692 84,404
Mosaic  178,731 6,198
RPM International  25,635 3,022
Sherwin-Williams  79,127 27,399
163,186
Construction Materials  0.1%
Vulcan Materials  64,786 19,929
19,929
Containers & Packaging  0.2%
Ball  180,164 9,084
International Paper  437,342 20,293
Packaging Corp. of America  29,915 6,519
35,896
Metals & Mining  0.4%
Franco-Nevada  120,572 26,877
Freeport-McMoRan  393,202 15,421
Steel Dynamics  112,361 15,667
57,965
Paper & Forest Products  0.1%
West Fraser Timber (2) 165,720 11,266
11,266
Total Materials 288,242
REAL ESTATE  2.0%
Health Care Real Estate Investment Trusts  0.3%
Ventas, REIT  118,046 8,262

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welltower, REIT  209,520 37,324
45,586
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  328,086 37,572
Rexford Industrial Realty, REIT  585,347 24,064
61,636
Office Real Estate Investment Trusts  0.0%
BXP, REIT  96,137 7,147
7,147
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 131,453 20,712
CoStar Group (1) 52,537 4,432
25,144
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  60,501 11,687
Essex Property Trust, REIT  43,705 11,698
Sun Communities, REIT  72,944 9,410
32,795
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  351,395 7,678
Regency Centers, REIT  101,145 7,373
Simon Property Group, REIT  72,095 13,530
28,581
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  180,677 34,748
Crown Castle, REIT  100,990 9,744
CubeSmart, REIT  243,059 9,883
Equinix, REIT  44,299 34,697
Public Storage, REIT  56,333 16,272
105,344
Total Real Estate 306,233
UTILITIES  2.4%
Electric Utilities  1.4%
Alliant Energy  71,135 4,795
Constellation Energy  109,915 36,170
Exelon  233,939 10,530
NextEra Energy  827,172 62,443
PG&E  2,061,796 31,092
Southern  273,023 25,874

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy  586,778 47,324
218,228
Gas Utilities  0.1%
Atmos Energy  123,646 21,112
21,112
Independent Power & Renewable Electricity
Producers  0.2%
Vistra  139,773 27,384
27,384
Multi-Utilities  0.7%
Ameren  137,464 14,349
CMS Energy  188,742 13,827
Consolidated Edison  275,741 27,717
DTE Energy  116,372 16,459
Sempra  415,584 37,394
109,746
Total Utilities 376,470
Total Common Stocks (Cost $10,309,023) 15,913,496
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.2%
T. Rowe Price Treasury Reserve Fund, 4.17% (3)(4) 36,727,550 36,728
36,728
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.907%, 12/18/25 (5) 3,000,000 2,975
U.S. Treasury Bills, 4.178%, 11/4/25  1,320,000 1,315
U.S. Treasury Bills, 4.286%, 10/2/25  3,000,000 2,999
7,289
Total Short-Term Investments (Cost $44,017) 44,017

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 3,388,271 3,388
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,388
Total Securities Lending Collateral (Cost $3,388) 3,388
Total Investments in Securities  99.9%
(Cost $10,356,428) $ 15,960,901
Other Assets Less Liabilities 0.1% 16,317
Net Assets 100.0% $ 15,977,218
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Seven-day yield
(4) Affiliated Companies
(5) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 123 S&P 500 E-Mini Index contracts 12/25 41,443 $ 302
Net payments (receipts) of variation margin to date (147)
Variation margin receivable (payable) on open futures contracts $ 155

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 1,788
Totals $ —# $ — $ 1,788+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 8,557  ¤  ¤ $ 3,388
T. Rowe Price Treasury
Reserve Fund, 4.17% 86,822  ¤  ¤ 36,728
Total $ 40,116^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,788 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $40,116.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity
Research Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. Equity Research Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,913,496 $ — $ — $ 15,913,496
Short-Term Investments 36,728 7,289 — 44,017
Securities Lending Collateral 3,388 — — 3,388
Total Securities 15,953,612 7,289 — 15,960,901
Futures Contracts* 302 — — 302
Total $ 15,953,914 $ 7,289 $ — $ 15,961,203
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F108-054Q3 09/25